Provisions - Schedule of Possible Losses (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Possible losses	R$ 12,278	R$ 11,460
Labour Provision [member]
IfrsStatementLineItems [Line Items]
Possible losses	1,354	1,042
Customer Relations [member]
IfrsStatementLineItems [Line Items]
Possible losses	1,140	743
Other Civil Actions [member]
IfrsStatementLineItems [Line Items]
Possible losses	747	637
Civil Cases [member]
IfrsStatementLineItems [Line Items]
Possible losses	1,887	1,380
Provision for taxes other than income tax [member]
IfrsStatementLineItems [Line Items]
Possible losses	3,212	3,329
Regulatory [member]
IfrsStatementLineItems [Line Items]
Possible losses	3,486	3,595
Other [member]
IfrsStatementLineItems [Line Items]
Possible losses	R$ 2,339	R$ 2,114